Condensed financial information of the parent company	12 Months Ended
Sep. 30, 2022
Condensed financial information of the parent company
Condensed financial information of the parent company

Note 21 – Condensed financial information of the parent company

Pursuant to the requirements of Rule 12-04(a), 5-04(c), and 4-08(e)(3) of Regulation S-X, the condensed financial information of the parent company shall be filed when the restricted net assets of consolidated subsidiaries exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirement and concluded that it was applicable to the Company as the restricted net assets of the Company’s PRC subsidiaries exceeded 25% of the consolidated net assets of the Company. Therefore, the condensed financial statements of the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances, or cash dividends without the consent of a third party.

The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries” and the respective profit or loss as “Equity in earnings of subsidiaries” on the condensed statements of income.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

The Company did not pay any dividend for the periods presented. As of September 30, 2022 and 2021, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those separately disclosed in the consolidated financial statements, if any.

Note 21 – Condensed financial information of the parent company (Continued)

CN ENERGY GROUP. INC.

PARENT COMPANY BALANCE SHEETS

	As of	As of
	September 30,	September 30,
	2022	2021
Assets
Current assets
Cash	$16,099	$8,105
Non-current assets
Investment in subsidiaries	64,114,716	65,012,468

Total assets	$64,130,815	$65,020,573

Liabilities and Shareholders’ Equity

Current liabilities
Due to related parties,	236,677	1,959,971
Accrued expenses and other current liabilities	—	381,650
Total liabilities	$236,677	$2,341,621

Commitments and contingencies

Shareholders’ equity
Class A ordinary share, no par value, unlimited number of shares authorized; 20,062,658 and 16,738,307 shares issued and outstanding as of September 30, 2022 and 2021, respectively	54,278,472	47,965,683
Class B ordinary share, no par value, unlimited number of shares authorized; 3,020,969 and 3,580,969 shares issued and outstanding as of September 30, 2022 and 2021, respectively	4,231,055	5,015,142
Additional paid-in capital	8,865,199	8,865,199
Statutory reserves	524,723	315,808
Retained earnings	2,415,349	394,556
Accumulated other comprehensive (loss) income	(6,532,472)	122,564
Total shareholders’ equity	63,782,326	62,678,952

Total liabilities and shareholders’ equity	$64,019,003	$65,020,573

Note 21 – Condensed financial information of the parent company (Continued)

CN ENERGY GROUP. INC.

PARENT COMPANY STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

	For the fiscal years ended September 30,
	2022	2021	2020

General and administrative expenses	$(218,663)	$(438,020)	$(247,979)
Equity in earnings of subsidiaries	2,448,371	1,734,380	2,592,749
Net income	2,229,708	1,296,360	2,344,770
Deemed dividend on conversion of Convertible Preferred Shares to Ordinary Shares	—	(975,000)	—
Net income attributable to Shareholders	2,229,708	321,360	2,344,770

Net income	2,229,708	1,296,360	2,344,770
Foreign currency translation (loss) gain	(6,655,036)	1,089,346	977,659
Comprehensive (loss) income	$(4,425,328)	$2,385,706	$3,322,429

Note 21 – Condensed financial information of the parent company (Continued)

CN ENERGY GROUP. INC.

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the fiscal years ended September 30,
	2022	2021	2020

CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	2,229,708	1,296,360	2,344,770
Adjustments to reconcile net income to net cash used in operating activities:
Equity in earnings of subsidiaries	(2,448,371)	(1,734,380)	(2,592,749)
Prepaid expenses and other current assets	92,000	—	—
Accrued expenses and other current liabilities	(202,001)	—	247,979
Net cash used in operating activities	(328,664)	(438,020)	—

CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in subsidiaries	(3,211,899)	(38,075,908)	—
Net cash used in investing activities	(3,211,899)	(38,075,908)	—

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the Initial Public Offering	—	23,000,000	—
Direct costs disbursed from Initial Public Offering proceeds	—	(2,377,450)	—
Proceeds from private placement	5,528,702	18,000,000	—
Direct costs disbursed from private placement proceeds	—	(960,000)	—
Proceeds from related party loans	—	859,483	—
Repayment of related party loans	(1,980,145)	—	—
Net cash provided by financing activities	3,548,557	38,522,033	—

CHANGES IN CASH	7,994	8,105	—

CASH, beginning of year	8,105	—	—

CASH, end of year	$16,099	$8,105	—
SUPPLEMENTAL NON-CASH ACTIVITIES:
Accrued deferred offering costs	—	$385,193	$34,650
Payment of professional fees funded by related party loans	—	$—	$351,121
Deferred offering costs funded by a related party through related party loans	—	$102,153	$8,142
Deemed dividend on conversion of Convertible Preferred Shares to Ordinary Shares	—	$975,000	—